INVENTORY, NET (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of current inventories

(US$ MILLIONS)	2025	2024
Raw materials and consumables	$857	$809
Work in progress	713	613
Finished goods and other (1)	992	994
Carrying amount of inventories	$2,562	$2,416
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(1)Finished goods and other primarily comprises finished goods inventory at the partnership’s advanced energy storage operation and engineered components manufacturing operation.

Schedule of inventory obsolescence provision
The following table summarizes the change in the inventory obsolescence provision for the years ended December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
Inventory obsolescence provision - beginning	$69	$76
Add: increase in provision	42	31
Deduct: inventory obsolescence write-off	(33)	(36)
Impact of foreign exchange	3	(2)
Inventory obsolescence provision - ending	$81	$69